Intangible Assets - Details Of changes In Intangible Assets (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)		Dec. 31, 2023 KRW (₩)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	₩ 1,091,402			₩ 996,842		₩ 849,114
Changes in intangible assets and goodwill [abstract]
Acquisitions	193,438			222,569		242,789
Disposal	(3,133)			(4,572)		(2,318)
Amortization	(191,714)	[1]		(169,284)	[2]	(160,954)	[3]
Reversal(Provision) of impairment losses	(84,341)			(871)		37
Transfer	0			0		(31)
Business combination	66,105			22,012		62,974
Foreign currencies translation adjustments	(13,836)			27,908		6,868
Others	(1,274)			(3,202)		(1,637)
Ending balance	1,056,647		$ 731,471	1,091,402		996,842
Amortization of other intangible assets included in other operating expenses	32,495			28,509		22,349
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	482,707			445,093		397,527
Changes in intangible assets and goodwill [abstract]
Acquisitions	1,130			0		0
Disposal	0			0		0
Amortization	0	[1]		0	[2]	0	[3]
Reversal(Provision) of impairment losses	(84,912)			0		0
Transfer	0			0		0
Business combination	0			15,139		41,527
Foreign currencies translation adjustments	(11,931)			22,475		6,039
Others	0			0		0
Ending balance	386,994			482,707		445,093
Industrial property rights
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	448			509		643
Changes in intangible assets and goodwill [abstract]
Acquisitions	9			18		72
Disposal	0			0		0
Amortization	(189)	[1]		(188)	[2]	(206)	[3]
Reversal(Provision) of impairment losses	0			0		0
Transfer	104			109		0
Business combination	191			0		0
Foreign currencies translation adjustments	0			0		0
Others	0			0		0
Ending balance	563			448		509
Development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	275,691			242,091		212,627
Changes in intangible assets and goodwill [abstract]
Acquisitions	100,795			96,140		105,596
Disposal	0			(113)		0
Amortization	(95,192)	[1]		(75,417)	[2]	(76,192)	[3]
Reversal(Provision) of impairment losses	0			0		0
Transfer	1			12,990		61
Business combination	48,514			0		0
Foreign currencies translation adjustments	0			0		(1)
Others	0			0		0
Ending balance	329,809			275,691		242,091
Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	273,553			253,156		192,373
Changes in intangible assets and goodwill [abstract]
Acquisitions	77,061			94,047		125,509
Disposal	(35)			(1,794)		(1,028)
Amortization	(96,333)	[1]		(93,679)	[2]	(84,556)	[3]
Reversal(Provision) of impairment losses	0			0		0
Transfer	4,912			11,067		650
Business combination	10,132			6,117		18,882
Foreign currencies translation adjustments	(1,786)			4,502		854
Others	(461)			137		472
Ending balance	267,043			273,553		253,156
Membership deposit
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	52,405			47,851		42,917
Changes in intangible assets and goodwill [abstract]
Acquisitions	4,039			6,988		4,000
Disposal	(3,082)			(2,665)		(1,290)
Amortization	0	[1]		0	[2]	0	[3]
Reversal(Provision) of impairment losses	(4)			(296)		37
Transfer	(74)			(77)		(392)
Business combination	7,268			756		2,565
Foreign currencies translation adjustments	(2)			345		4
Others	0			(497)		10
Ending balance	60,550			52,405		47,851
Construction in progress
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,598			8,142		3,027
Changes in intangible assets and goodwill [abstract]
Acquisitions	10,404			25,376		7,612
Disposal	(16)			0		0
Amortization	0	[1]		0	[2]	0	[3]
Reversal(Provision) of impairment losses	575			(575)		0
Transfer	(4,943)			(24,089)		(350)
Business combination	0			0		0
Foreign currencies translation adjustments	(117)			586		(28)
Others	(813)			(2,842)		(2,119)
Ending balance	₩ 11,688			₩ 6,598		₩ 8,142

[1]	Amortization of other intangible assets amounting to 32,495 million won is included in other operating expenses, while the remaining amortization is included in insurance service expenses and general and administrative expenses in the consolidated statement of comprehensive income.
[2]	Amortization of other intangible assets amounting to 28,509 million won is included in other operating expenses.
[3]	Amortization of other intangible assets amounting to 22,349 million Won is included in other operating expenses.